Property and Equipment	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Property and Equipment [Abstract]
Property and Equipment

Note 6 - Property and Equipment

Property and equipment included in continuing operations consist of the following:

	As of June 30, 2025	As of September 30,
	(unaudited)	2024
Office equipment	$17,790	$13,298
Renovation	155,975	153,886
Plant and machinery	1,446,001	1,456,801
Subtotal	1,619,766	1,623,985
Less: accumulated depreciation	(163,353)	(30,585)
Total property and equipment, net	$1,456,413	$1,593,400

Depreciation of property and equipment is computed on a straight-line basis over its estimated useful life at the following annual rates:

Office equipment	20%
Renovation	20%
Plant and machinery	10%

Depreciation expense amounted to $43,800 and $2,247 for the three months ended June 30, 2025 and 2024, respectively, and $128,200 and $3,858 for the nine months ended June 30, 2025 and 2024, respectively, which have been recorded in general and administrative expenses in the unaudited condensed consolidated statements of operations.

Note 7 - Property and Equipment

Property and equipment included in continuing operations consist of the following:

	As of September 30,	As of September 30,
	2024	2023
Office equipment	$13,298	$1,701
Renovation	153,886	-
Plant and Machinery	1,456,801	-
Subtotal	$1,623,985	$1,701
Less: accumulated depreciation	(30,585)	(103)
Total property and equipment, net	$1,593,400	$1,598

Depreciation of property and equipment is computed on a straight-line basis over its estimated useful life at the following annual rates:

Office equipment	20%
Renovation	20%
Plant and machinery	10%

Depreciation expense for the years ended September 30, 2024 and 2023 amounted to $27,113 and $103, respectively, which have been recorded in general and administrative expenses in the consolidated statements of operations.

The Company has entered into four contracts with Beijing Xi Yu International Trade Co. Ltd from China for the purchase of artificial graphite machineries for a total cost of approximately $1.3 million. Full payments made upon order confirmation and shipment from the main port in Tianjin to Port Klang in Malaysia. The guarantee period is within 15 months after arrival date and during this period the Seller shall be responsible for the damage due to the defects in designing and manufacturing of the machineries.